SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 segment	Sep. 30, 2020 shares	Dec. 31, 2020 USD ($) segment $ / shares shares	Dec. 31, 2019 USD ($) shares
Number of segments | segment	2		2
Cash and cash equivalents			$ 13,092,484
Money market funds			$ 9,424,000
Value of the investment in short-term money market funds sought to be preserved (in dollars per share) | $ / shares			$ 1.00
Depreciation			$ 757,000	$ 1,028,000
Product warranty period			5 years
Research and development costs			$ 2,808,000	3,600,000
Maximum matching percentage by employer			6.00%
Contributions to the plan			$ 371,000	$ 401,000
Dilutive shares | shares			0	65,163
Shares not included in the computation of diluted earnings per share | shares		727,915
Share-based Payment Arrangement, Option [Member]
Shares not included in the computation of diluted earnings per share | shares			697,201	860,539
Deferred Stock Awards [Member]
Shares not included in the computation of diluted earnings per share | shares			110,308	178,278